General and Administrative Expenses	6 Months Ended
Sep. 30, 2025
General and Administrative Expenses [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
16.	GENERAL AND ADMINISTRATIVE EXPENSES

The following items have been included in arriving at general and administrative expenses:

	For the six months ended September 30,
	2025	2024
	US$	US$
	(Unaudited)	(Unaudited)

Professional fees	123,178	367,938
Wages and benefits	4,061,286	1,111,659
Director fees	52,449	56,067
Travelling expenses	2,122	6,456
Depreciation of property and equipment	5,628	1,596
Depreciation of right of use assets	86,377	72,056
Meals and entertainment	37,052	39,020
Office expenses	42,625	69,271
Insurance costs	45,218	88,232
Share-based compensation	1,382,956	—
Consultancy fee	213,236	—
Other	245,867	270,017
	6,297,994	2,082,312